Related party disclosures (Table)	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of detailed information about related parties [Text Block]
As of December 31, 2017 and December 31, 2016, the detail of entities that are related parties of the SQM S.A. Group is as follows:

Tax ID No.	Name	Country of origin	Functional currency	Nature
Foreign	Nitratos Naturais Do Chile Ltda.	Brazil	US$	Subsidiary
Foreign	Nitrate Corporation Of Chile Ltd.	United Kingdom	US$	Subsidiary
Foreign	SQM North America Corp.	United States	US$	Subsidiary
Foreign	SQM Europe N.V.	Belgium	US$	Subsidiary
Foreign	Soquimich S.R.L. Argentina	Argentina	US$	Subsidiary
Foreign	Soquimich European Holding B.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQI Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Comercial De México S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	North American Trading Company	United States	US$	Subsidiary
Foreign	Administración y Servicios Santiago S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	SQM Peru S.A.	Peru	US$	Subsidiary
Foreign	SQM Ecuador S.A.	Ecuador	US$	Subsidiary
Foreign	SQM Nitratos Mexico S.A. de C.V.	Mexico	US$	Subsidiary
Foreign	SQMC Holding Corporation L.L.P.	United States	US$	Subsidiary
Foreign	SQM Investment Corporation N.V.	The Netherlands	US$	Subsidiary
Foreign	SQM Brasil Limitada	Brazil	US$	Subsidiary
Foreign	SQM France S.A.	France	US$	Subsidiary
Foreign	SQM Japan Co. Ltd.	Japan	US$	Subsidiary
Foreign	Royal Seed Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Oceania Pty Limited	Australia	US$	Subsidiary
Foreign	Rs Agro-Chemical Trading Corporation A.V.V.	Aruba	US$	Subsidiary
Foreign	SQM Indonesia S.A.	Indonesia	US$	Subsidiary
Foreign	SQM Virginia L.L.C.	United States	US$	Subsidiary
Foreign	SQM Italia SRL	Italy	US$	Subsidiary
Foreign	Comercial Caiman Internacional S.A.	Panamá	US$	Subsidiary
Foreign	SQM Africa Pty. Ltd.	South Africa	US$	Subsidiary
Foreign	SQM Colombia SAS	Colombia	US$	Subsidiary
Foreign	SQM Lithium Specialties LLC	United States	US$	Subsidiary
Foreign	SQM Iberian S.A.	Spain	US$	Subsidiary
Foreign	SQM Agro India Pvt. Ltd.	India	US$	Subsidiary
Foreign	SQM Beijing Commercial Co. Ltd.	China	US$	Subsidiary
Foreign	SQM Thailand Limited	Thailand	US$	Subsidiary
Foreign	SQM Australia PTY	Australia	Australian dollar	Subsidiary
Foreign	SACAL S.A.	Argentina	Argentine peso	Subsidiary
96,801,610-5	Comercial Hydro S.A.	Chile	US$	Subsidiary
96,651,060-9	SQM Potasio S.A.	Chile	US$	Subsidiary
96,592,190-7	SQM Nitratos S.A.	Chile	US$	Subsidiary
96,592,180-K	Ajay SQM Chile S.A.	Chile	US$	Subsidiary

As of December 31, 2017 and December 31, 2016, the detail of entities that are related parties of the SQM S.A: Group is as follows:

Tax ID No.		Name	Country of origin	Functional currency	Nature
86,630,200-6		SQMC Internacional Ltda.	Chile	Chilean peso	Subsidiary
79,947,100-0		SQM Industrial S.A.	Chile	US$	Subsidiary
79,906,120-1		Isapre Norte Grande Ltda.	Chile	Chilean peso	Subsidiary
79,876,080-7		Almacenes y Depósitos Ltda.	Chile	Chilean peso	Subsidiary
79,770,780-5		Servicios Integrales de Tránsitos y Transferencias S.A.	Chile	US$	Subsidiary
79,768,170-9		Soquimich Comercial S.A.	Chile	US$	Subsidiary
79,626,800-K		SQM Salar S.A.	Chile	US$	Subsidiary
78,053,910-0		Proinsa Ltda.	Chile	Chilean peso	Subsidiary
76,534,490-5		Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	Chile	Chilean peso	Subsidiary
76,425,380-9		Exploraciones Mineras S.A.	Chile	US$	Subsidiary
76,064,419-6		Comercial Agrorama Ltda.	Chile	Chilean peso	Subsidiary
76,145,229-0		Agrorama S.A.	Chile	Chilean peso	Subsidiary
76,359,919-1		Orcoma Estudios SPA	Chile	US$	Subsidiary
76,360,575-2		Orcoma SPA	Chile	US$	Subsidiary
76,686,311-9		SQM MaG SpA	Chile	US$	Subsidiary
Foreign		Abu Dhabi Fertilizer Industries WWL	Arab Emirates	Arab Emirates dirham	Associate
Foreign		Doktor Tarsa Tarim Sanayi AS	Turkey	Turkish lira	Associate
Foreign		Ajay North America	United States	US$	Associate
Foreign		Ajay Europe SARL	France	Euro	Associate
Foreign		SQM Eastmed Turkey	Turkey	Euro	Associate
Foreign		Charlee SQM Thailand Co. Ltd.	Thailand	Thai baht	Associate
Foreign		Kore Potash Ltd.	Australia	US$	Associate
Foreign		Sichuan SQM Migao Chemical Fertilizers Co Ltda.	China	US$	Joint venture
Foreign		Coromandel SQM India	India	Indian rupee	Joint venture
Foreign		SQM Vitas Fzco.	Arab Emirates	Arab Emirates dirham	Joint venture
Foreign		SQM Star Qingdao Corp Nutrition Co., Ltd.	China	US$	Joint venture
Foreign		SQM Vitas Holland B.V.	Dutch Antilles	Euro	Joint venture
Foreign		Kowa Company Ltd.	Japan	US$	Joint control
Foreign		Minera Exar S.A.	Argentina	US$	Joint control
96,511,530-7		Sociedad de Inversiones Pampa Calichera	Chile	US$	Joint control
96,529,340-k		Norte Grande S.A.	Chile	Chilean peso	Other related parties
79,049,778-9		Callegari Agricola S.A.	Chile	Chilean peso	Other related parties
Foreign		Coromandel Internacional	India	Indian rupee	Other related parties
Foreign		Vitas Roullier SAS	France	Euro	Other related parties
Foreign		SQM Vitas Brazil Agroindustria	Brazil	US$	Other related parties
Foreign		SQM Vitas Peru S.A.C.	Peru	US$	Other related parties
Foreign		SQM Vitas Plantacote B.V	Dutch Antilles	Euro	Other related parties
Foreign	.	Terra Tarsa B.V..	Holland	Euro	Other related parties
Foreign		Plantacote N.V	Belgium	Euro	Other related parties
Foreign		Doktolab Tarim Arastima San. Tic As	Turkey	Turkish Lira	Other related parties
Foreign		Terra Tarsa Ukraine LLC	Ukraine	Ukrainian Grivna	Other related parties
Foreign		Terra Tarsa Don LLC	Russian Federation	Russian ruble	Other related parties

Disclosure of transactions between related parties [text block]
As of December 31, 2017 and December 31, 2016, the detail of significant transactions with related parties is as follows:

Tax ID No.	Company	Nature	Country of origin	Transaction	12/31/2017	12/31/2016	12/31/2015
					ThUS$	ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi As	Associate	Turkey	Sale of products	17,538	11,619	17,842
Foreign	Ajay Europe S,A.R.L.	Associate	France	Sale of products	15,706	17,977	23,545
Foreign	Ajay Europe S.A.R.L.	Associate	France	Dividends	969	1,338	1,748
Foreign	Ajay North America LLC.	Associate	United States	Sale of products	13,206	12,865	15,618
Foreign	Ajay North America LLC.	Associate	United States	Dividends	1,123	2,605	5,185
Foreign	Abu Dhabi Fertilizer Industries WWL	Associate	United Arab Emirates	Sale of products	4,351	8,312	7,902
Foreign	Charlee SQM Thailand Co. Ltd.	Associate	Thailand	Sale of products	5,102	3,798	5,557
Foreign	Charlee SQM Thailand Co. Ltd.	Associate	Thailand	Dividends	-	-	296
77,557,430-5	Sales de Magnesio Ltda.	Associate	Chile	Sale of products	45	-	1,187
77,557,430-5	Sales de Magnesio Ltda.	Associate	Chile	Dividends	-	-	286
77,557,430-5	Sales de Magnesio Ltda.	Associate	Chile	Sale of services	-	-	34
Foreign	Kowa Company Ltd.	Other related parties	Japan	Sale of products	132,495	91,678	62,543
Foreign	Kowa Company Ltd.	Other related parties	Japan	Services received	-	-	(933)
Foreign	SQM Vitas Brasil Agroindustria	Joint control or significant influence	Brazil	Sale of products	31,137	17,686	32,019
Foreign	SQM Vitas Peru S.A.C.	Joint control or significant influence	Peru	Sale of products	23,058	22,090	34,586
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Sale of products	85	965	1,060
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	Sale of products	-	9,950	22,624
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	Sale of services	252	257	-
Foreign	Coromandel SQM India	Joint venture	India	Sale of products	8,011	4,630	4,012
Foreign	SQM Vitas Spain	Joint venture	Spain	Sale of products	-	5,528	8,587
Foreign	SQM Vitas Plantacote B.V.	Joint venture	Netherlands	Sale of products	-	49	27
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	Sale of products	200	166	-
Foreign	SQM Vitas Holland B.V.	Joint venture	Holland	Sale of products	-	634	-
79.049.778-9	Callegari Agrícola S.A.	Other related parties	Chile	Sale of products	210	44	-
Foreign	Minera Exar S.A.	Joint venture	Argentina	Loans	11,000	-	-
Foreign	Terra Tarsa Ukraine LLC	Associate	Turkey	Sale of services	1,218	-	-
Foreign	Terra Tarsa Don LLC	Joint venture	Russian Federation	Sale of products	423	-	-
Foreing	Plantacote N.V.	Associate	Belgium	Sale of products	2,108	-	-

Disclosure of amounts payable to related parties [Text Block]
9.5	Trade payables due to related parties, current:

Tax ID			Country of
No.	Company.	Nature	origin	Currency	12/31/2017	12/31/2016
					ThUS$	ThUS$
Foreign	Doktor Tarsa Tarim Sanayi AS	Associate	Turkey	YTL	11	7
Foreign	Terra Tarsa Ukraine LLC	Other related parties	Ukraine	Ukrainian Grivna	7	-
Foreign	SQM Star Qingdao Corp Nutrition Co., Ltd.	Joint venture	China	US$	725	-
Foreign	Sichuan SQM Migao Chemical Fertilizers Co Ltda.	Joint venture	China	US$	584	-
Foreign	SQM Vitas Fzco.	Joint venture	United Arab Emirates	Arab Emirates dirham	38	-
Current Total					1,365	7

Disclosure of information about key management personnel [text block]
As of December 31, 2017, there are 115 people occupying key management personnel posts (there were 105 as of December 31, 2016).

	12/31/2017	12/31/2016
	ThUS$	ThUS$

Key management personnel compensation (1)	27,367	20,439

(1)	Corresponds to a number of executives (see Note 9.7 6) b).